Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Credit Availability Concentration Risk [Member] Unfunded Commitment Line Of Credit [Member] Commercial Portfolio Segment [Member]	Dec. 31, 2013 Credit Availability Concentration Risk [Member] Unfunded Commitment Line Of Credit [Member] Commercial Real Estate [Member]	Jun. 30, 2014 Commitments [Member]	Dec. 31, 2013 Commitments [Member]	Jun. 30, 2014 Commitments [Member] Minimum [Member]	Dec. 31, 2013 Commitments [Member] Minimum [Member]	Jun. 30, 2014 Commitments [Member] Two Thousand Nine Private Placement [Member]	Dec. 31, 2013 Commitments [Member] Two Thousand Nine Private Placement [Member]	Jun. 30, 2014 Commitments [Member] Two Thousand Ten Private Placement [Member]	Dec. 31, 2013 Commitments [Member] Two Thousand Ten Private Placement [Member]	Jun. 30, 2014 Commitments [Member] IPO [Member]	Dec. 31, 2013 Commitments [Member] IPO [Member]
Other Commitments [Line Items]
Placement fee									$ 16,800,000	$ 16,800,000	$ 12,000,000	$ 12,000,000
Additional placement fee													10,000,000	14,200,000
Initial public offering							100,000,000	100,000,000
Minimum offering price					$ 20.00	$ 20.00
Unfunded commitments under lines of credit			81.40%	7.70%
Rental expense on operating leases	$ 2,200,000	$ 2,500,000